Current and deferred income tax (Details 4) - Unused Tax Losses [Member] - ARGENTINA $ in Thousands	12 Months Ended
Jun. 30, 2018 ARS ($)
2014 [Member]
Disclosure of financial assets [line items]
Total cumulative tax loss carry-forwards	$ 2,487
Date of expiration	2019
Percenatge of income tax rate	25.00%
2015 [Member]
Disclosure of financial assets [line items]
Total cumulative tax loss carry-forwards	$ 252
Date of expiration	2020
Percenatge of income tax rate	25.00%
2016 [Member]
Disclosure of financial assets [line items]
Total cumulative tax loss carry-forwards	$ 182
Date of expiration	2021
Percenatge of income tax rate	25.00%
2017 [Member]
Disclosure of financial assets [line items]
Total cumulative tax loss carry-forwards	$ 2,816
Date of expiration	2022
Percenatge of income tax rate	25.00%
2018 [Member]
Disclosure of financial assets [line items]
Total cumulative tax loss carry-forwards	$ 2,819,414
Date of expiration	2023
Percenatge of income tax rate	30.00%
2018 [Member]
Disclosure of financial assets [line items]
Total cumulative tax loss carry-forwards	$ 41,634
Date of expiration	2023
Percenatge of income tax rate	25.00%